Financial risk management (Details 13) $ in Millions	Dec. 31, 2024 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 849
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	1,157
SOFR 3M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	93
SOFR 3M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	120
SOFR 6M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	90
SOFR 6M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	106
SOFR O/N [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	140
SOFR O/N [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	195
CDI [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	401
CDI [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	562
TR [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	5
TR [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	6
TJLP [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	52
TJLP [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	73
IPCA [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	68
IPCA [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 95